Equity - Additional Information (Detail) - TRY (₺) ₺ / shares in Units, ₺ in Thousands		12 Months Ended
	Apr. 15, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Share capital authorized		2,200,000,000	2,200,000,000
Share capital, issued and fully paid shares		2,200,000,000	2,200,000,000
Share capital, par value		₺ 1
Number of shares pledged as security		995,509	995,509
First level legal reserves as percentage of distributable income per statutory accounts each year		5.00%
Ceiling on the first legal reserves as percentage of paid-up capital		20.00%
Second legal reserves		10.00%
Minimum obligatory dividend pay-out as percentage of paid-up capital		5.00%
Ceiling on the second legal reserves as percentage of paid-up capital		50.00%
Repurchase of treasury shares			816,290
Purchase of treasury shares		₺ 0	₺ 9,994	₺ 9,998
Dividends paid	₺ 2,585,787	₺ 2,585,787	₺ 811,622	₺ 1,010,000
Dividends per share	₺ 1.1754
Minimum
Disclosure of classes of share capital [line items]
Weighted average share price			₺ 12.09
Maximum
Disclosure of classes of share capital [line items]
Weighted average share price			₺ 12.35